Income Taxes - U.S. and Foreign Components of Earnings Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
U.S.			$ 62,506	$ 17,279	$ 13,868
Foreign			474	(1,147)	(1,468)
Income (loss) before income tax expense	(8,324)	(17,617)	62,980	16,132	12,400
LAMAR MEDIA CORP [Member]
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
U.S.			62,841	17,615	14,226
Foreign			474	(1,147)	(1,468)
Income (loss) before income tax expense	$ (8,222)	$ (17,524)	$ 63,315	$ 16,468	$ 12,758